Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class:Fidelity® Emerging Markets Discovery Fund/Fidelity Advisor® Emerging Markets Discovery Fund A, M, C, I, Z
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets. Normally investing primarily in common stocks. Investing in either "growth" stocks or "value" stocks or both. Focusing investments in small- and medium-sized companies, but also may invest substantially in larger companies. Allocating investments across different emerging market countries. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | Fidelity Advisor Emerging Markets Discovery Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual operating expenses	rr_ExpensesOverAssets	1.49%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	$ 718
3 years	rr_ExpenseExampleYear03	1,019
5 years	rr_ExpenseExampleYear05	1,341
10 years	rr_ExpenseExampleYear10	2,252
1 Year	rr_ExpenseExampleNoRedemptionYear01	718
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,019
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,341
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,252
2012	rr_AnnualReturn2012	35.06%
2013	rr_AnnualReturn2013	0.14%
2014	rr_AnnualReturn2014	(4.53%)
2015	rr_AnnualReturn2015	(9.21%)
2016	rr_AnnualReturn2016	9.93%
2017	rr_AnnualReturn2017	37.21%
2018	rr_AnnualReturn2018	(19.18%)
2019	rr_AnnualReturn2019	19.31%
2020	rr_AnnualReturn2020	16.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.73%)
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | Fidelity Advisor Emerging Markets Discovery Fund: Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual operating expenses	rr_ExpensesOverAssets	1.76%
1 year	rr_ExpenseExampleYear01	$ 523
3 years	rr_ExpenseExampleYear03	885
5 years	rr_ExpenseExampleYear05	1,271
10 years	rr_ExpenseExampleYear10	2,351
1 Year	rr_ExpenseExampleNoRedemptionYear01	523
3 Years	rr_ExpenseExampleNoRedemptionYear03	885
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,271
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,351
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | Fidelity Advisor Emerging Markets Discovery Fund: Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual operating expenses	rr_ExpensesOverAssets	2.25%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
1 year	rr_ExpenseExampleYear01	$ 328
3 years	rr_ExpenseExampleYear03	703
5 years	rr_ExpenseExampleYear05	1,205
10 years	rr_ExpenseExampleYear10	2,394
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	703
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,394
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | Fidelity Advisor Emerging Markets Discovery Fund: Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	1.19%
1 year	rr_ExpenseExampleYear01	$ 121
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,443
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	378
5 Years	rr_ExpenseExampleNoRedemptionYear05	654
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,443
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | Fidelity Advisor Emerging Markets Discovery Fund: Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual operating expenses	rr_ExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	1,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,283
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | Return Before Taxes | Fidelity Advisor Emerging Markets Discovery Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	9.91%
Past 5 years	rr_AverageAnnualReturnYear05	9.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | Return Before Taxes | Fidelity Advisor Emerging Markets Discovery Fund: Class M
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class M - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.24%
Past 5 years	rr_AverageAnnualReturnYear05	10.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | Return Before Taxes | Fidelity Advisor Emerging Markets Discovery Fund: Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	14.73%
Past 5 years	rr_AverageAnnualReturnYear05	10.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | Return Before Taxes | Fidelity Advisor Emerging Markets Discovery Fund: Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	16.93%
Past 5 years	rr_AverageAnnualReturnYear05	11.46%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | Return Before Taxes | Fidelity Advisor Emerging Markets Discovery Fund: Class Z
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Z - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	17.10%
Past 5 years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	13.48%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2018
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | After Taxes on Distributions | Fidelity Advisor Emerging Markets Discovery Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	9.98%
Past 5 years	rr_AverageAnnualReturnYear05	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | After Taxes on Distributions and Sales | Fidelity Advisor Emerging Markets Discovery Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	6.08%
Past 5 years	rr_AverageAnnualReturnYear05	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 | Fidelity Emerging Markets Discovery Fund | IXY2E
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets SMID Cap Index
Past 1 year	rr_AverageAnnualReturnYear01	14.30%
Past 5 years	rr_AverageAnnualReturnYear05	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%	[3]

[1]

(a)Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

[2]	(b)On Class C shares redeemed less than one year after purchase.
[3]	(a)From November 1, 2011 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.